Accrued Expenses and Other Payables (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Payables [Line Items]
Accrued expenses and other payables		$ 11,161	$ 44,244
Accrued expenses non current		$ 0	$ 0
Failed Sale and Leaseback [Member]
Accrued Expenses and Other Payables [Line Items]
Lease year				2 years	2 years
Lease's conclusion (in Yuan Renminbi) | ¥	¥ 100